UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

     Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Trisun Asset Management, L.L.C.

Address:  153 East 53rd Street, 48th Floor
          New York, New York 10022

13F File Number: 28-10042

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Bunyaner
Title:  Managing Member
Phone:  (212) 521-0981

Signature, Place and Date of Signing:

 /s/ Michael Bunyaner         New York, New York                 5/10/06
----------------------       --------------------             -------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       None

Form 13F Information Table Entry Total:  10

Form 13F Information Table Value Total:  $6,091
                                         (thousands)

List of Other Included Managers:  None

                                                    FORM 13F INFORMATION TABLE
                          Title     Cusip      Value    Shr/Prn          PUT/  Investment  Other        Voting Authority
Name Of Issuer            of Class  Number     (x1000)  Amount   SH/PRN  CALL  Discretion  Managers  Sole    Shared  Other
ACCENTURE LTD BERMUDA     CL A      G1150G111      210   7,000     SH             Sole       None     7,000
AGILENT TECHNOLOGIES INC  COM       00846U101      413  11,000     SH             Sole       None    11,000
FEDERAL HOME LN MTG CORP  COM       313400301      531   8,700     SH             Sole       None     8,700
PEABODY ENERGY CORP       COM       704549104      639  12,675     SH             Sole       None    12,675
PETSMART INC              COM       716768106      450  16,000     SH             Sole       None    16,000
PRECISION CASTPARTS CORP  COM       740189105      356   6,000     SH             Sole       None     6,000
SLM CORP                  COM       78442P106    1,397  26,900     SH             Sole       None    26,900
TYCO INTL LTD NEW         COM       902124106    1,105  41,100     SH             Sole       None    41,100
US BANCORP DEL            COM NEW   902973304      610  20,000     SH             Sole       None    20,000
WALTER INDS INC           COM NEW   93317Q105      380   5,700     SH             Sole       None     5,700


SK 03105 0001 667474